Fair Value Measurement (Details) - Schedule of Methods and Assumptions were Used to Estimate the Fair Values	12 Months Ended
Dec. 31, 2008
Level 2 [Member] | Discounted Cash Flows Method [Member] | Financial Liabilities Measured at Amortized Cost [Member]
Assets
Valuation technique	Discounted cash flows method
Description of the valuation technique	Future cash flows are discounted at present value using the market rate for loans under similar conditions on the date of measurement in accordance with maturity days.
Significant input data	Reference Banking Index (RBI) + Negotiated basis points. LIBOR rate + Negotiated basis points.
Level 2 [Member] | Discounted Cash Flows Method [Member] | Derivative Swap Contracts Denominated as Hedge Instruments [Member]
Assets
Valuation technique	Discounted cash flows method
Description of the valuation technique	The fair value is calculated based on forecasted future cash flows provided by the operation upon market curves and discounting them at present value, using swap market rates.
Significant input data	Swap curves calculated by Forex Finance Market Representative Exchange Rate (TRM)
Level 2 [Member] | Discounted Cash Flows Method [Member] | Bonds Issued [Member]
Assets
Valuation technique	Discounted cash flows method
Description of the valuation technique	Future cash flows are discounted at present value using the market rate for bonds in similar conditions on the date of measurement in accordance with maturity days.
Significant input data	12-month CPI
Level 2 [Member] | Discounted Cash Flows Method [Member] | Lease Liabilities [Member]
Assets
Valuation technique	Discounted cash flows method
Description of the valuation technique	Future cash flows of lease contracts are discounted using the market rate for loans in similar conditions on contract start date in accordance with the non-cancellable minimum term.
Significant input data	Reference Banking Index (RBI) + basis points in accordance with risk profile.
Level 2 [Member] | Discounted Cash Flows Method [Member] | Loans at Amortized Cost [Member]
Assets
Valuation technique	Discounted cash flows method
Description of the valuation technique	Future cash flows are discounted at present value using the market rate for loans under similar conditions on the date of measurement in accordance with maturity days.
Significant input data	Commercial rate of banking institutions for consumption receivables without credit card for similar term horizons. Commercial rate for housing loans for similar term horizons.
Level 2 [Member] | Discounted Cash Flows Method [Member] | Investment in Bonds [Member]
Assets
Valuation technique	Discounted cash flows method
Description of the valuation technique	Future cash flows are discounted at present value using the market rate for investments under similar conditions on the date of measurement in accordance with maturity days.
Significant input data	CPI 12 months + Basis points negotiated
Level 2 [Member] | Unit Value [Member] | Investments in Private Equity Funds [Member]
Assets
Valuation technique	Unit value
Description of the valuation technique	The value of the fund unit is given by the preclosing value for the day, divided by the total number of fund units at the closing of operations for the day. The fund administrator appraises the assets daily.
Significant input data	N/A
Level 2 [Member] | Colombian Peso-US Dollar Forward [Member] | Derivative Instruments Measured at Fair Value Through Income [Member]
Assets
Valuation technique	Colombian Peso-US Dollar forward
Description of the valuation technique	The difference is measured between the forward agreed upon rate and the forward rate on the date of valuation relevant to the remaining term of the derivative financial instrument and discounted at present value using a zero-coupon interest rate. The forward rate is based on the average price quoted for the two-way closing price (“bid” and “ask”).
Significant input data	Peso/US Dollar exchange rate set out in the forward contract. Market representative exchange rate on the date of valuation. Forward points of the Peso-US Dollar forward market on the date of valuation. Number of days between valuation date and maturity date. Zero-coupon interest rate.
Level 2 [Member] | Colombian Peso-US Dollar Forward [Member] | Forward Contracts Measured at Fair Value Through Income [Member]
Assets
Valuation technique	Colombian Peso-US Dollar forward
Description of the valuation technique	The difference is measured between the forward agreed- upon rate and the forward rate on the date of valuation relevant to the remaining term of the derivative financial instrument and discounted at present value using a zero-coupon interest rate. The forward rate is based on the average price quoted for the two-way closing price (“bid” and “ask”).
Significant input data	Peso/US Dollar exchange rate set out in the forward contract. Market representative exchange rate on the date of valuation. Forward points of the Peso-US Dollar forward market on the date of valuation. Number of days between valuation date and maturity date. Zero-coupon interest rate.
Level 2 [Member] | Operating Cash Flows Forecast Model [Member] | Swap Contracts Measured at Fair Value Through Income [Member]
Assets
Valuation technique	Operating cash flows forecast model
Description of the valuation technique	The method uses swap cash flows, forecasted using treasury security curves of the State that issues the currency in which each flow has been expressed, for further discount at present value, using swap market rates disclosed by the relevant authorities of each country. The difference between cash inflows and cash outflows represents the swap net value at the closing under analysis.
Significant input data	Reference Banking Index Curve (RBI) 3 months. Zero-coupon curve. Swap LIBOR curve. Treasury Bond curve. 12-month CPI
Level 2 [Member] | Operating Cash Flows Forecast Model [Member] | Swap Contracts Measured at Fair Value Through Income [Member]
Assets
Valuation technique	Operating cash flows forecast model
Description of the valuation technique	The method uses swap cash flows, forecasted using treasury security curves of the State that issues the currency in which each flow has been expressed, for further discount at present value, using swap market rates disclosed by the relevant authorities of each country. The difference between cash inflows and cash outflows represents the swap net value at the closing under analysis.
Significant input data	Reference Banking Index Curve (RBI) 3 months. Zero-coupon curve. Swap LIBOR curve. Treasury Bond curve. 12-month CPI
Level 2 [Member] | Operating Cash Flows Forecast Model [Member] | Derivative Swap Contracts Denominated as Hedge Instruments [Member]
Assets
Valuation technique	Operating cash flows forecast model
Description of the valuation technique	The method uses swap cash flows, forecasted using treasury security curves of the State that issues the currency in which each flow has been expressed, for further discount at present value, using swap market rates disclosed by the relevant authorities of each country. The difference between cash inflows and cash outflows represents the swap net value at the closing under analysis.
Significant input data	Reference Banking Index Curve (RBI) 3 months. Zero-coupon curve. Swap LIBOR curve. Treasury Bond curve. 12-month CPI
Level 2 [Member] | Realizable-Value Method [Member] | Non-Current Assets Classified as Held For Trading [Member]
Assets
Valuation technique	Realizable-value method
Description of the valuation technique	This technique is used whenever the property is suitable for urban development, applied from an estimation of total sales of a project under construction, pursuant to urban legal regulations in force and in accordance with the final saleable asset market.
Significant input data	Realizable Value
Level 3 [Member] | Discounted Cash Flows Method [Member] | Investment Property [Member]
Assets
Valuation technique	Discounted cash flows method
Description of the valuation technique	This technique provides the opportunity to identify the increase in revenue over a previously defined period of the investment. Property value is equivalent to the discounted value of future benefits. Such benefits represent annual cash flows (both, positive and negative) over a period, plus the net gain arising from the hypothetical sale of the property at the end of the investment period.
Significant input data	Discount rate (12–17%) Vacancy rate (0% – 58,94%) Terminal capitalization rate (8,25%– 9,50%)
Level 3 [Member] | Comparison or Market Method [Member] | Investment Property [Member]
Assets
Valuation technique	Comparison or market method
Description of the valuation technique	This technique involves establishing the fair value of goods from a survey of recent offers or transactions for goods that are similar and comparable to those being appraised.
Significant input data	N/A
Level 3 [Member] | Realizable-Value Method [Member] | Investment Property [Member]
Assets
Valuation technique	Realizable-value method
Description of the valuation technique	This technique is used whenever the property is suitable for urban movement, applied from an estimation of total sales of a project under construction, pursuant to urban legal regulations in force and in accordance with the final saleable asset market.
Significant input data	Realizable value
Level 3 [Member] | Replacement Cost Method [Member] | Investment Property [Member]
Assets
Valuation technique	Replacement cost method
Description of the valuation technique	The valuation method consists in calculating the value of a brand-new property, built at the date of the report, having the same quality and comforts as that under evaluation. Such value is called replacement value; then an analysis is made of property impairment arising from the passing of time and the careful or careless maintenance the property has received, which is called depreciation.
Significant input data	Physical value of building and land.
Level 3 [Member] | Market Value [Member] | Customer Loyalty Liability [Member]
Assets
Valuation technique	Market value
Description of the valuation technique	The customer loyalty liability is updated in accordance with the point average market value for the last 12 months and the effect of the expected redemption rate, determined on each customer transaction.
Significant input data	Number of points redeemed, expired and issued. Point value. Expected redemption rate.
Level 3 [Member] | Given Formula [Member] | Put Option [Member]
Assets
Valuation technique	Given formula
Description of the valuation technique	Measured at fair value using a given formula under an agreement executed with non-controlling interests of Grupo Disco, using level 3 input data.
Significant input data	Net income of Supermercados Disco del Uruguay S.A. at December 31, 2023 and 2022. US Dollar-Uruguayan peso exchange rate on the date of valuation US Dollar-Colombian peso exchange rate on the date of valuation Total shares Supermercados Disco del Uruguay S.A.